CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				72 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011
Revenue	$ 718		$ 211		$ 949
Costs and Expenses
Cost of revenue	155		180		366
Research and development	2,017		2,503		13,371
Marketing	2,193		2,183		11,211
General and administrative	2,777		1,840		8,269
Total operating expenses	7,142	[1]	6,706	[1]	33,217 [1]
Operating loss	(6,424)		(6,495)		(32,268)
Non-operating income	13		13		480
Non-operating expenses	(14)		(73)		(174)
Interest and amortization of debt discount expense	(1,525)		(4,304)		(6,657)
Gain (loss) on revaluation of warrants	(402)		952		550
Gain on restructuring of venture loan	963				963
Loss on extinguishment of debt					(321)
Loss before taxes on income	(7,389)		(9,907)		(37,427)
Income tax expense	(90)		(35)		(119)
Net loss	$ (7,479)		$ (9,942)		$ (37,546)
Basic and diluted net loss per common share	$ (1.17)		$ (3.15)		$ (20.26)
Weighted average number of shares used in computing basic and dilutive net loss per common share	6,372,659		3,154,489		1,853,077

[1]	Includes expenses in the total amount of $53, $450 and $1,103 to related parties for the years ended 2011 and 2010 and for the cumulative period from inception until December 31, 2011, respectively.